CASH FLOW INFORMATION - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	$ 67,874	$ 16,115
Changes in cash flows	(5,792)	53,529
Foreign exchange adjustments	(2,524)	(2,631)
Acquisition lease	851	906
Other changes	(15)	2
Remeasurement	(89)	(47)
Balance at December 31	60,305	67,874
Interest -bearing loans and borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	65,387	13,781
Changes in cash flows	(5,176)	54,161
Foreign exchange adjustments	(2,480)	(2,555)
Acquisition lease	0	0
Other changes	0	0
Remeasurement	0	0
Balance at December 31	57,731	65,387
Lease liabilities
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	2,487	2,334
Changes in cash flows	(616)	(632)
Foreign exchange adjustments	(44)	(76)
Acquisition lease	851	906
Other changes	(15)	2
Remeasurement	(89)	(47)
Balance at December 31	$ 2,574	$ 2,487